UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23815

 NAME OF REGISTRANT:                     Calamos Aksia Alternative
                                         Credit and Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Erik Ojala
                                         2020 Calamos Court
                                         Naperville, IL 60563

 REGISTRANT'S TELEPHONE NUMBER:          630-245-7200

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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Calamos Aksia Alternative Credit and Income Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Calamos Aksia Alternative Credit and Income Fund
By (Signature)       /s/ John P. Calamos, Sr.
Name                 John P. Calamos, Sr.
Title                Global CIO
Date                 08/29/2023